Shareholders' Equity (Narrative) (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options exercised		0	38,646
Intrinsic value of options exercised		$ 0	$ 3,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 276,000		$ 169,000
Weighted average period for unrecognized compensation expense		2 years 2 months 12 days		2 years 4 months 24 days
Options, outstanding shares				0
Options outstanding, intrinsic value		$ 48,000	210,000	$ 56,000	$ 185,000
Options exercisable, intrinsic value		$ 46,000	$ 188,000	54,000	152,000
Total intrinsic value of options exercised				$ 10,000	$ 3,000
Restricted Stock Unit [Member] | Non-Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of annual restricted stock unit award	$ 15,000
2011 Plan [Member] | Common [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, authorized shares increase		1,300,000
Common stock, authorized percent increase		4.00%
Percentage of outstanding stock maximum		10.00%
2011 Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, authorized shares	10,784,032					10,784,032
Common stock, authorized shares increase				1,300,000
Common stock, authorized percent increase				4.00%
Percentage of outstanding stock maximum				10.00%
2011 Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration period		10 years		10 years
Stock option vesting period		48 months		48 months
Number of shares available		4,310,900		4,862,355
2011 Plan [Member] | Cliff Vesting [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting percentage		25.00%		25.00%
Years after grant date		1 year		1 year
2011 Plan [Member] | In Equal Monthly [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting percentage		75.00%
2007 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available ESPP shares for issuance				300,000
ESPP shares issued				0